UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31, 2006

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2007 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) — 104.9%
Equity — 49.2%
7,353,819	Goldman Sachs Structured International Equity Fund—22.5%	$116,852,190
4,067,197	Goldman Sachs Structured Large Cap Growth Fund—11.3%	58,730,328
3,100,019	Goldman Sachs Structured Large Cap Value Fund—8.7%	45,322,283
969,507	Goldman Sachs International Real Estate Securities Fund—2.4%	12,652,064
502,460	Goldman Sachs Real Estate Securities Fund—2.2%	11,641,995
722,053	Goldman Sachs Structured Small Cap Equity Fund—2.1%	10,758,596

		255,957,456

Fixed Income — 50.7%
16,648,542	Goldman Sachs Short Duration Government Fund—31.0%	161,324,367
5,947,934	Goldman Sachs Global Income Fund—14.5%	75,419,800
2,340,209	Goldman Sachs High Yield Fund—3.7%	19,189,715
787,200	Goldman Sachs Commodity Strategy Fund—1.5%	7,872,000

		263,805,882

Money Market — 5.0%
26,286,204	Financial Square Prime Obligations Fund—5.0%	26,286,204

TOTAL MUTUAL FUNDS — 104.9%		$546,049,542

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) — 0.1%
Joint Repurchase Agreement Account II
$400,000	5.405%	04/02/07	$400,000
Maturity Value: $400,180

TOTAL INVESTMENTS — 105.0%			$546,449,542

LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%			(26,099,715)

NET ASSETS — 100.0%			$520,349,827

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Joint repurchase agreement was entered into on March 30, 2007. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2007, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$527,781,564

Gross unrealized gain	21,627,253
Gross unrealized loss	(2,959,275)

Net unrealized security gain	$18,667,978

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2007 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) — 100.0%
Equity — 68.0%
46,582,037	Goldman Sachs Structured International Equity Fund—28.0%	$740,188,573
27,650,940	Goldman Sachs Structured Large Cap Growth Fund—15.1%	399,279,572
23,052,797	Goldman Sachs Structured Large Cap Value Fund—12.8%	337,031,895
4,303,729	Goldman Sachs Emerging Markets Equity Fund—4.0%	105,785,656
5,232,893	Goldman Sachs Structured Small Cap Equity Fund—3.0%	77,970,104
5,959,807	Goldman Sachs International Real Estate Securities Fund—2.9%	77,775,478
2,461,410	Goldman Sachs Real Estate Securities Fund—2.2%	57,030,879

		1,795,062,157

Fixed Income — 31.1%
43,227,044	Goldman Sachs Global Income Fund—20.8%	548,118,923
8,159,753	Goldman Sachs High Yield Fund—2.5%	66,909,977
5,570,784	Goldman Sachs Core Fixed Income Fund—2.1%	54,983,639
4,372,883	Goldman Sachs Emerging Markets Debt Fund—2.0%	52,911,882
5,109,400	Goldman Sachs Commodity Strategy Fund—1.9%	51,094,000
4,993,963	Goldman Sachs Short Duration Government Fund—1.8%	48,391,499

		822,409,920

Money Market — 0.9%
22,551,541	Financial Square Prime Obligations Fund—0.9%	22,551,541

TOTAL MUTUAL FUNDS — 100.0%		$2,640,023,618

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) — 0.4%
Joint Repurchase Agreement Account II
$9,600,000	5.405%	04/02/07	$9,600,000
Maturity Value: $9,604,324

TOTAL INVESTMENTS — 100.4%			$2,649,623,618

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%			(9,643,288)

NET ASSETS — 100.0%			$2,639,980,330

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Joint repurchase agreement was entered into on March 30, 2007. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2007, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,514,537,724

Gross unrealized gain	145,605,159
Gross unrealized loss	(10,519,265)

Net unrealized security gain	$135,085,894

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2007 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) — 99.1%
Equity — 84.6%
53,586,332	Goldman Sachs Structured International Equity Fund—36.4%	$851,486,820
29,116,274	Goldman Sachs Structured Large Cap Growth Fund—18.0%	420,438,994
25,294,731	Goldman Sachs Structured Large Cap Value Fund—15.8%	369,808,966
4,772,174	Goldman Sachs Emerging Markets Equity Fund—5.0%	117,300,037
6,018,654	Goldman Sachs Structured Small Cap Equity Fund—3.8%	89,677,943
6,228,122	Goldman Sachs International Real Estate Securities Fund—3.5%	81,276,989
2,142,293	Goldman Sachs Real Estate Securities Fund—2.1%	49,636,923

		1,979,626,672

Fixed Income — 14.5%
19,669,707	Goldman Sachs Global Income Fund—10.6%	249,411,882
3,805,940	Goldman Sachs Emerging Markets Debt Fund—2.0%	46,051,868
4,445,400	Goldman Sachs Commodity Strategy Fund—1.9%	44,454,000
40,027	Goldman Sachs High Yield Fund—0.0%	328,223
3,040	Goldman Sachs Core Fixed Income Fund—0.0%	30,000

		340,275,973

Money Market — 0.0%
495,657	Financial Square Prime Obligations Fund—0.0%	495,657

TOTAL MUTUAL FUNDS — 99.1%		$2,320,398,302

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) — 0.4%
Joint Repurchase Agreement Account II
$8,300,000	5.405%	04/02/07	$8,300,000
Maturity Value: $8,303,738

TOTAL INVESTMENTS — 99.5%			$2,328,698,302

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%			11,344,127

NET ASSETS — 100.0%			$2,340,042,429

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Joint repurchase agreement was entered into on March 30, 2007. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2007, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,137,352,236

Gross unrealized gain	198,744,627
Gross unrealized loss	(7,398,561)

Net unrealized security gain	$191,346,066

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2007 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) — 98.7%
Equity — 96.3%
20,729,575	Goldman Sachs Structured International Equity Fund—43.6%	$329,392,948
9,611,794	Goldman Sachs Structured Large Cap Growth Fund—18.3%	138,794,300
7,942,815	Goldman Sachs Structured Large Cap Value Fund—15.3%	116,123,950
2,703,893	Goldman Sachs Emerging Markets Equity Fund—8.8%	66,461,689
2,618,470	Goldman Sachs International Real Estate Securities Fund—4.5%	34,171,031
1,881,026	Goldman Sachs Structured Small Cap Equity Fund—3.7%	28,027,290
676,132	Goldman Sachs Real Estate Securities Fund—2.1%	15,665,970

		728,637,178

Fixed Income — 2.3%
1,755,000	Goldman Sachs Commodity Strategy Fund—2.3%	17,550,000

Money Market — 0.1%
417,505	Financial Square Prime Obligations Fund—0.1%	417,505

TOTAL MUTUAL FUNDS — 98.7%		$746,604,683

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) — 0.3%
Joint Repurchase Agreement Account II
$2,200,000	5.405%	04/02/07	$2,200,000
Maturity Value: $2,200,991

TOTAL INVESTMENTS — 99.0%			$748,804,683

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%			7,244,090

NET ASSETS — 100.0%			$756,048,773

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Joint repurchase agreement was entered into on March 30, 2007. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2007, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$664,185,873

Gross unrealized gain	92,340,366
Gross unrealized loss	(7,721,556)

Net unrealized security gain	$84,618,810

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO

Schedule of Investments

March 31, 2007 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) — 100.0%
Equity — 43.8%
260,417	Goldman Sachs U.S. Equity Dividend and Premium Fund—28.8%	$2,875,000
62,933	Goldman Sachs Structured International Equity Fund—10.0%	1,000,000
21,580	Goldman Sachs Real Estate Securities Fund—5.0%	500,000

		4,375,000

Fixed Income — 56.2%
161,920	Goldman Sachs U.S. Mortgages Fund—16.0%	1,606,250
164,634	Goldman Sachs High Yield Fund—13.5%	1,350,000
82,645	Goldman Sachs Emerging Markets Debt Fund—10.0%	1,000,000
67,035	Goldman Sachs Global Income Fund—8.5%	850,000
35,625	Goldman Sachs Investment Grade Credit Fund—3.6%	356,250
26,882	Goldman Sachs Ultra-Short Duration Government Fund—2.5%	250,000
14,495	Goldman Sachs Government Income Fund—2.1%	212,500

		5,625,000

TOTAL MUTUAL FUNDS — 100.0%		$10,000,000

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		10

NET ASSETS — 100.0%		$10,000,010

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2007, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$10,000,000

Gross unrealized gain	0
Gross unrealized loss	0

Net unrealized security gain	$0

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments

March 31, 2007 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) — 100.0%
Equity — 46.0%
77,299	Goldman Sachs Emerging Markets Equity Fund—19.0%	$1,900,000
71,620	Goldman Sachs International Small Cap Fund—16.0%	1,600,000
25,896	Goldman Sachs Real Estate Securities Fund—6.0%	600,000
38,314	Goldman Sachs International Real Estate Securities Fund—5.0%	500,000

		4,600,000

Fixed Income — 54.0%
181,818	Goldman Sachs Emerging Markets Debt Fund—22.0%	2,200,000
219,512	Goldman Sachs High Yield Fund—18.0%	1,800,000
140,000	Goldman Sachs Commodity Strategy Fund—14.0%	1,400,000

		5,400,000

TOTAL MUTUAL FUNDS — 100.0%		$10,000,000

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		10

NET ASSETS — 100.0%		$10,000,010

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2007, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$10,000,000

Gross unrealized gain	0
Gross unrealized loss	0

Net unrealized security gain	$0

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Each Portfolio invests in a combination of underlying mutual funds (the “Underlying Funds”) for which Goldman Sachs Asset Management, L.P. (“GSAM”), and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman, Sachs & Co. (“Goldman Sachs”), act as investment advisers. Investments in the Underlying Funds are valued at the net asset value per share of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. The Underlying Funds may invest in foreign securities that are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Trustees consistent with applicable regulatory guidance.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management or investment advisory agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At March 31, 2007, the Portfolios had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Portfolio	Amount

Balanced Strategy	$400,000

Growth and Income Strategy	9,600,000

Growth Strategy	8,300,000

Equity Growth Strategy	2,200,000

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$2,000,000,000	5.420%	04/02/07	$2,000,903,333

Barclays Capital PLC	850,000,000	5.390	04/02/07	850,381,792

Barclays Capital PLC	700,000,000	5.430	04/02/07	700,316,750

Barclays Capital PLC	160,000,000	5.450	04/02/07	160,072,667

Bear Stearns	500,000,000	5.400	04/02/07	500,225,000

Citigroup Global Markets, Inc.	1,500,000,000	5.400	04/02/07	1,500,675,000

Deutsche Bank Securities, Inc.	2,000,000,000	5.400	04/02/07	2,000,900,000

Deutsche Bank Securities, Inc.	900,000,000	5.420	04/02/07	900,406,500

Greenwich Capital Markets	550,000,000	5.400	04/02/07	550,247,500

Merrill Lynch	500,000,000	5.390	04/02/07	500,224,583

UBS Securities LLC	900,000,000	5.380	04/02/07	900,403,500

Wachovia Capital Markets	250,000,000	5.400	04/02/07	250,112,500

TOTAL	$10,810,000,000			$10,814,869,125

At March 31, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 4.100% to 5.250%, due 12/27/07 to 10/14/11; Federal Home Loan Mortgage Association, 3.500% to 8.500%, due 04/01/08 to 02/01/47; Federal National Mortgage Association, 0.000% to 16.000%, due 04/02/07 to 02/01/47; Government National Mortgage Association, 4.500% to 9.000%, due 10/15/09 to 03/20/37 and U.S. Treasury Note, 4.750%, due 02/28/09. The aggregate market value of the collateral, including accrued interest, was $11,050,210,239.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 30, 2007

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date May 30, 2007

* Print the name and title of each signing officer under his or her signature.